Credit Risk - Summary of Probability Weightings Applied to Scenarios for CIB Portfolio (Detail)	12 Months Ended
Dec. 31, 2018
Base case [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	40.00%
Corporate and investment banking [member] | Upside Scenario [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	20.00%
Corporate and investment banking [member] | Base case [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	60.00%
Corporate and investment banking [member] | Downside Scenario [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	20.00%